Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial
			Summary	Average	Fixed $100
	Summary		Compensation	Compensation	Investment
	Compensation	Compensation	Table Total for	Actually Paid to	Based On Total
	Table Total	Actually Paid	Non-CEO	Non-CEO	Shareholder	Net Income
Year	for CEO(1)	to CEO(2)	NEOs(3)	NEOs(4)	Return(5)	(In thousands)
2024	$991,810	939,022	$809,457	$600,972	$65.44	$2,994
2023	$1,217,895	1,163,358	$798,772	$501,520	$88.97	$9,732
2022	$1,358,833	1,270,633	$710,753	$593,871	$113.64	$17,048
(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Thomas Sandgaard, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.
(2)

The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Sandgaard during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.

(3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.
(4)

The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2024, 2023 and 2022, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.

(5)

Assumes an investment of $100 for the period starting on December 31, 2020 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on Nasdaq, as applicable, on the following trading days were: (i) $12.24 on December 31, 2020; (ii) $9.06 on December 30, 2021; (iii) $13.91 on December 30, 2022; (iv) $10.89 on December 29, 2023; and (v) $8.01 on December 31, 2024.

Named Executive Officers, Footnote
(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Thomas Sandgaard, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.

PEO Total Compensation Amount	$ 991,810	$ 1,217,895	$ 1,358,833
PEO Actually Paid Compensation Amount	$ 939,022	1,163,358	1,270,633
Adjustment To PEO Compensation, Footnote

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

			Fair	Fair Value		Fair Value
			Value as	Year over		Increase or
			of Year End	Year Increase		Decrease from
		Reported	for Unvested	or Decrease in	Fair Value	Prior Year
	Summary	Value of	Awards	Unvested	of Awards	end for
	Compensation	Equity	Granted	Awards	Granted and	Awards that	Compensation
	Table Total	Awards	During	Granted in	Vested During	Vested during	Actually Paid to
Year	for CEO	for CEO(1)	the Year	Prior Years	the Year	the Year	CEO
2024	$991,810	$112,458	$90,104	$(23,708)	$8,637	$(15,363)	$939,022
2023	$1,217,895	$225,065	$218,497	$(24,100)	$32,517	$(56,386)	$1,163,358
2022	$1,358,833	$223,350	$71,164	$13,108	$51,175	$(297)	$1,270,633
(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 809,457	798,772	710,753
Non-PEO NEO Average Compensation Actually Paid Amount	600,972	501,520	593,871
Total Shareholder Return Amount	65.44	88.97	113.64
Net Income (Loss)	$ 2,994	$ 9,732	$ 17,048
PEO Name	Thomas Sandgaard
Closing price of common stock		$ 10.89	$ 13.91	$ 9.06	$ 12.24
PEO | Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (112,458)	$ (225,065)	$ (223,350)
PEO | Fair Value as of Year End for Unvested Awards Granted During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,104	218,497	71,164
PEO | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,708)	(24,100)	13,108
PEO | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,363)	(56,386)	(297)
PEO | Fair Value of Awards Granted and Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,637	32,517	51,175
Non-PEO NEO | Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(274,766)	(362,049)	(320,742)
Non-PEO NEO | Fair Value as of Year End for Unvested Awards Granted During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,267	370,739	75,900
Non-PEO NEO | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,714)	(162,864)	129,295
Non-PEO NEO | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,321)	(165,840)	(37,162)
Non-PEO NEO | Fair Value of Awards Granted and Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,048	$ 22,762	$ 35,827